RELATED PARTY TRANSACTIONS (Tables)	6 Months Ended
Jun. 30, 2022
RELATED PARTY TRANSACTIONS
Schedule of transactions with related parties

	Six months ended June 30,
Transactions	2022	2021
	RMB	RMB
	Unaudited	Unaudited
Service purchased from Jinan QCY Intelligent Technology Co., Ltd., an entity significantly influenced by a member of management team of the Group	(1,560)	(1,279)
Service purchased from Beijing QC Technology Company Limited, an entity significantly influenced by a member of management team of the Group	(146)	(654)
Service purchased from Beijing HJRT Technology Co., Ltd., an entity significantly influenced by a member of management team of the Group	(132)	(132)
Borrowing from members of management team of the Group	1,203	—

Schedule of balances with related parties

	Amounts due from related parties		Amounts due to related parties
	As of		As of December 31,
Relationship	June 30, 2022	December 31, 2021	June 30, 2022	December 31, 2021
	RMB	RMB	RMB	RMB
	Unaudited		Unaudited
Shandong Shichuang Software Engineering Co., Ltd., an entity controlled by Executive Principal of Ambow Research Center	—	—	2,417	2,417
Members of management team of the Group	—	—	2,453	1,250
Jinan QCY Intelligent Technology Co., Ltd., an entity significantly influenced by a member of management team of the Group	774	774	—	—
Beijing QC Technology Company Limited, an entity significantly influenced by a member of management team of the Group	2,040	2,040	199	126
URSUS Information Technology (Beijing) Company Limited, an entity significantly influenced by a member of management team of the Group	201	201	—	—
Beijing HJRT Technology Co., Ltd., an entity significantly influenced by a member of management team of the Group	22	88	66	—
	3,037	3,103	5,135	3,793